UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-22046

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

	Shares	Value ($)

Common Stocks 79.1%
Australia 13.6%
Abacus Property Group	871,470	337,252
Ardent Leisure Group	369,528	467,471
Aspen Group	1,483,353	648,562
Australand Property Group	968,300	451,612
CFS Retail Property Trust	722,462	1,276,715
Charter Hall Group	680,836	376,387
Compass Hotel Group Ltd.*	612,742	21,622
Dexus Property Group	1,096,188	814,268
Goodman Group	2,343,448	1,365,143
GPT Group	1,260,820	758,877
ING Industrial Fund (a)	59,738	33,095
ING Office Fund	893,815	439,566

Macquarie Office Trust	1,990,678	524,582
Mirvac Group	567,733	837,810
Stockland	223,033	799,079
Westfield Group	500,770	6,097,580

(Cost $12,215,224)		15,249,621
Belgium 0.5%
Befimmo SCA	3,000	272,319
Cofinimmo	2,000	280,459

(Cost $680,392)		552,778
Canada 2.4%
Allied Properties Real Estate Investment Trust	56,550	874,580
Extendicare Real Estate Investment Trust	165,100	1,294,404
RioCan Real Estate Investment Trust	32,050	538,832

(Cost $1,803,811)		2,707,816
France 7.1%
Fonciere des Regions	7,600	885,440
Klepierre	20,000	793,476
Unibail-Rodamco	30,000	6,240,483

(Cost $5,663,753)		7,919,399
Hong Kong 13.0%
China Overseas Land & Investment Ltd.	788,000	1,690,107
Hongkong Land Holdings Ltd.	418,000	1,807,412
Kerry Properties Ltd.	228,000	1,224,581
Sun Hung Kai Properties Ltd.	355,000	5,212,278
The Link REIT	2,097,000	4,624,322

(Cost $12,513,188)		14,558,700
Italy 0.2%
Beni Stabili SpA (Cost $272,903)	290,000	250,073
Japan 9.5%
AEON Mall Co., Ltd.	19,900	410,469
Japan Prime Realty Investment Corp.	120	290,833
Japan Real Estate Investment Corp.	87	709,784
Japan Retail Fund Investment Corp.	78	423,269
Mitsubishi Estate Co., Ltd.	220,400	3,445,070
Mitsui Fudosan Co., Ltd.	112,000	1,877,291
MORI TRUST Sogo Reit, Inc.	133	1,072,103
Nippon Building Fund, Inc.	147	1,309,073
Nomura Real Estate Office Fund, Inc.	166	1,101,123

(Cost $12,315,107)		10,639,015
Malta 0.0%
BGP Holdings PLC* (Cost $0)	1,751,646	2
Netherlands 2.8%
Corio NV	28,000	1,931,818
VastNed Retail NV	6,000	386,562
Wereldhave NV	8,250	812,741

(Cost $2,283,973)		3,131,121
New Zealand 0.7%
AMP NZ Office Trust	264,055	161,956
Goodman Property Trust	918,101	662,817

(Cost $707,443)		824,773
Singapore 6.1%
Ascendas Real Estate Investment Trust	1,213,000	1,650,027
CapitaCommercial Trust	1,060,000	777,550

CapitaLand Ltd.	731,500	1,914,815
CapitaMall Trust	897,610	1,171,306
Frasers Centrepoint Trust	850,000	690,464
Suntec Real Estate Investment Trust	864,000	646,456

(Cost $6,374,740)		6,850,618
South Africa 0.1%
Growthpoint Properties Ltd. (Units) (Cost $152,801)	83,726	150,565
Sweden 0.4%
Castellum AB (Cost $263,055)	40,000	387,829
United Kingdom 10.7%
Big Yellow Group PLC*	100,000	599,659
British Land Co. PLC	187,000	1,421,151
Capital & Regional PLC	1,030,195	543,662
Conygar Investment Co. PLC*	160,000	297,875
Derwent London PLC	30,000	585,064
Great Portland Estates PLC	229,373	970,318
Hammerson PLC	170,000	1,072,932
Hansteen Holdings PLC	300,000	431,702
Helical Bar PLC	100,000	599,752
Land Securities Group PLC	195,000	1,948,779
Liberty International PLC	30,061	230,698
London & Stamford Property Ltd.	250,000	514,443
NR Nordic & Russia Properties Ltd.	2,500,000	914,952
Segro PLC	139,000	817,289
Shaftesbury PLC	35,000	200,407
Unite Group PLC	200,000	841,763
Unite Group PLC (Subscription Shares)*	56,363	11,935

(Cost $11,684,218)		12,002,381
United States 12.0%
AMB Property Corp. (REIT)	13,300	305,235
AvalonBay Communities, Inc. (REIT) (a)	7,250	527,292
BioMed Realty Trust, Inc. (REIT)	40,700	561,660
BRE Properties, Inc. (REIT)	12,900	403,770
Cogdell Spencer, Inc. (REIT)	47,100	226,080
Digital Realty Trust, Inc. (REIT)	5,650	258,262
Duke Realty Corp. (REIT)	80,150	962,601
Equity Residential (REIT)	23,350	716,845
Government Properties Income Trust (REIT)*	11,050	265,311
HCP, Inc. (REIT)	27,850	800,409
Hospitality Properties Trust (REIT)	37,200	757,764
HRPT Properties Trust (REIT)	149,350	1,123,112
Kilroy Realty Corp. (REIT)	18,100	502,094
Medical Properties Trust, Inc. (REIT) (a)	59,600	465,476
ProLogis (REIT)	68,250	813,540
Ramco-Gershenson Properties Trust (REIT)	15,600	139,152
Regency Centers Corp. (REIT)	15,750	583,537
Senior Housing Properties Trust (REIT)	37,525	717,103
Simon Property Group, Inc. (REIT)	7,475	518,989
Sovran Self Storage, Inc. (REIT)	23,300	709,019
Starwood Property Trust, Inc. (REIT)*	59,100	1,196,775
Taubman Centers, Inc. (REIT)	8,600	310,288
Weingarten Realty Investors (REIT)	26,950	536,844

(Cost $11,412,786)		13,401,158

Total Common Stocks (Cost $78,343,394)		88,625,849

Closed-End Investment Companies 1.1%
Luxembourg 0.4%
ProLogis European Properties (Cost $225,342)		72,500	451,971
United Kingdom 0.7%
Kenmore European Industrial Fund Ltd. (Cost $674,426)		1,500,000	769,004

Total Closed-End Investment Companies (Cost $899,768)			1,220,975
Preferred Stocks 9.9%
United States
Apartment Investment & Management Co., Series U, 7.75% (REIT)		8,950	185,265
Apartment Investment & Management Co., Series Y, 7.875% (REIT)		8,850	185,850
Apartment Investment & Management Co., Series T, 8.0% (REIT)		9,000	191,970
Apartment Investment & Management Co., Series V, 8.0% (REIT)		17,400	368,532
BioMed Realty Trust, Inc., Series A, 7.375% (REIT)		150,850	3,356,412
Corporate Office Properties Trust, Series J, 7.625% (REIT)		35,700	821,100
Digital Realty Trust, Inc., Series B, 7.875% (REIT)		17,750	422,627
Hospitality Properties Trust, Series C, 7.0% (REIT)		14,200	276,190
Kilroy Realty Corp., Series F, 7.5% (REIT)		16,600	362,212
LaSalle Hotel Properties, Series G, 7.25% (REIT)		37,500	750,000
PS Business Parks, Inc., Series P, 6.7% (REIT)		18,000	380,700
Regency Centers Corp., Series D, 7.25% (REIT)		26,000	577,200
SL Green Realty Corp., Series C, 7.625% (REIT)		28,100	622,977
Sunstone Hotel Investors, Inc., Series A, 8.0% (REIT)		2,200	41,140
Tanger Factory Outlet Centers, Inc., Series C, 7.5% (REIT)		53,600	1,237,624
Taubman Centers, Inc., Series H, 7.625% (REIT)		12,900	296,055
Taubman Centers, Inc., Series G, 8.0% (REIT)		15,950	378,813
Vornado Realty Trust, Series I, 6.625% (REIT)		14,150	300,688
Vornado Realty Trust, Series H, 6.75% (REIT)		15,400	319,550

Total Preferred Stocks (Cost $11,987,016)			11,074,905
		Principal Amount ($)(b)	Value ($)

Corporate Bonds 0.6%
Italy
Immobiliare Grande Distribuzione, 2.5%, 6/28/2012 (Cost $509,250)	EUR	500,000	655,763
Government & Agency Obligation 2.3%
US Treasury Obligation
US Treasury Bill, 0.19% **, 3/18/2010 (c) (Cost $2,615,678)		2,618,000	2,616,144
		Shares	Value ($)

Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 0.29% (d) (e) (Cost $612,720)		612,720	612,720
Cash Equivalents 2.4%
Cash Management QP Trust, 0.18% (d) (Cost $2,670,799)		2,670,799	2,670,799

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $97,638,625) †	96.0	107,477,155
Other Assets and Liabilities, Net	4.0	4,514,974

Net Assets	100.0	111,992,129
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $104,616,409. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $2,860,746. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,216,503 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,355,757.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $591,207 which is 0.5% of net assets.
(b)	Principal amount stated in US dollars unless otherwise noted.
(c)	At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	12/21/2009	75	8,777,836	8,874,609	96,773
CAC 40 Index	10/16/2009	8	440,527	444,507	3,980
DAX Index	12/18/2009	9	1,859,788	1,868,349	8,561
DJ Euro Stoxx 50 Index	12/18/2009	63	2,594,473	2,633,896	39,423
Federal Republic of Germany Euro-Bund	12/8/2009	82	14,552,947	14,624,944	71,997
Federal Republic of Germany Euro-Schatz	12/8/2009	172	27,178,275	27,223,441	45,166
FTSE 100 Index	12/18/2009	21	1,687,288	1,708,599	21,311
FTSE MIB Index	12/18/2009	6	1,008,613	1,028,237	19,624
TOPIX Index	12/11/2009	18	1,884,320	1,824,764	(59,556)
Total net unrealized appreciation					247,279

At September 30, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	12/15/2009	63	5,799,848	5,799,848	—

10 Year Canadian Government Bond	12/18/2009	15	1,683,052	1,700,275	(17,223)
10 Year Japanese Government Bond	12/10/2009	14	21,630,925	21,731,855	(100,930)
2 Year US Treasury Note	12/31/2009	31	6,689,150	6,726,031	(36,881)
AEX Index	10/16/2009	2	180,887	182,625	(1,738)
ASX SPI 200 Index	12/17/2009	2	202,729	209,390	(6,661)
Hang Seng Index	10/29/2009	6	829,736	808,833	20,903
IBEX 35 Index	10/16/2009	10	1,694,390	1,716,142	(21,752)
NASDAQ E-Mini 100 Index	12/18/2009	62	2,092,974	2,129,700	(36,726)
Russell E-Mini 2000 Index	12/18/2009	30	1,785,979	1,809,000	(23,021)
S&P E-Mini 500 Index	12/18/2009	21	1,095,626	1,105,545	(9,919)
S&P TSE 60 Index	12/17/2009	2	252,168	253,341	(1,173)
United Kingdom Long Gilt Bond	12/29/2009	21	3,987,291	3,979,013	8,278
Total net unrealized depreciation					(226,843)

At September 30, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	8,565,231	AUD	9,939,000	10/14/2009	193,014	WOORI Investment & Securities Co., Ltd.
USD	7,883,030	CHF	8,222,000	10/14/2009	51,860	UBS AG
USD	1,447,971	NZD	2,078,000	10/14/2009	51,294	Bank of New York Mellon Corp.
GBP	855,000	USD	1,414,957	10/14/2009	48,625	Barclays Bank PLC
Total unrealized appreciation					344,793

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CAD	541,000	USD	501,869	10/14/2009	(3,444)	Barclays Bank PLC
EUR	3,898,000	USD	5,675,449	10/14/2009	(28,649)	HSBC Bank USA
JPY	79,816,000	USD	864,863	10/14/2009	(24,387)	HSBC Bank USA
NOK	5,147,000	USD	870,131	10/14/2009	(20,576)	Barclays Bank PLC
SEK	5,783,000	USD	822,729	10/14/2009	(6,893)	Barclays Bank PLC
Total unrealized depreciation					(83,949)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

At September 30, 2009 the DWS RREEF World Real Estate & Tactical Strategies Fund, Inc. had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks and Corporate Bonds

Diversified	50,570,410	50.4%
Shopping Centers	19,237,538	19.2%
Office	18,222,462	18.1%
Health Care	3,503,472	3.5%
Apartments	2,579,524	2.6%
Hotels	1,846,716	1.8%
Industrial	1,583,572	1.6%
Regional Malls	1,504,145	1.5%
Storage	1,308,678	1.3%
Total	100,356,517	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(f)
Australia	$ —	$ 15,249,621	$ —	$ 15,249,621
Belgium	—	552,778	—	552,778
Canada	2,707,816	—	—	2,707,816
France	—	7,919,399	—	7,919,399
Hong Kong	—	14,558,700	—	14,558,700
Italy	—	250,073	—	250,073
Japan	—	10,639,015	—	10,639,015
Luxembourg	—	451,971	—	451,971
Malta	—	2	—	2
Netherlands	—	3,131,121	—	3,131,121
New Zealand	—	824,773	—	824,773
Singapore	—	6,850,618	—	6,850,618
South Africa	—	150,565	—	150,565
Sweden	—	387,829	—	387,829
United Kingdom	—	12,771,385	—	12,771,385
United States	24,476,063	—	—	24,476,063
Corporate Bonds	—	655,763	—	655,763
Short-Term Investments(f)	612,720	5,286,943	—	5,899,663
Derivatives(g)	20,436	344,793	—	365,229
Total	$ 27,817,035	$ 80,025,349	$	$ 107,842,384

Liabilities
Derivatives(g)	$ —	$ (83,949)	$ —	$ (83,949)
Total	$ —	$ (83,949)	$ —	$ (83,949)
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ (46,744)	$ —
Foreign Exchange Contracts	$ —	$ 260,844
Interest Rate Contracts	$ 67,180	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009